Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Australia - 4.2%
Computershare Ltd.	407,603	$ 6,501,296
National Australia Bank Ltd.	374,220	6,928,940

		13,430,236

Austria - 1.2%
Erste Group Bank AG	171,641	3,762,742

China - 5.4%
Airtac International Group	164,602	3,765,972
ANTA Sports Products Ltd.	445,600	4,677,369
Ganfeng Lithium Co. Ltd., H Shares (A) (B)	687,800	4,543,611
Zijin Mining Group Co. Ltd., H Shares	4,768,000	4,615,029

		17,601,981

Denmark - 1.5%
Novo Nordisk AS, Class B	48,005	4,782,152

Finland - 2.2%
Neste OYJ	159,929	6,971,226

France - 11.8%
LVMH Moet Hennessy Louis Vuitton SE	11,269	6,643,917
Sanofi	132,174	10,064,584
TotalEnergies SE (B)	226,498	10,626,051
Vinci SA	131,510	10,633,993

		37,968,545

Germany - 4.0%
Bayerische Motoren Werke AG	102,100	6,920,084
Merck KGaA	37,139	6,012,090

		12,932,174

Ireland - 6.2%
ICON PLC, ADR (C)	44,612	8,198,793
Kingspan Group PLC	138,949	6,260,286
Smurfit Kappa Group PLC	191,449	5,475,286

		19,934,365

Israel - 3.9%
Bank Leumi Le-Israel BM	632,869	5,405,187
Nice Ltd., ADR (B) (C)	38,198	7,190,391

		12,595,578

Italy - 2.4%
Enel SpA	1,256,685	5,153,946
Interpump Group SpA (B)	77,887	2,519,021

		7,672,967

Japan - 15.6%
Asahi Group Holdings Ltd.	122,000	3,803,479
Food & Life Cos. Ltd.	253,700	3,890,769
Haseko Corp.	304,800	3,306,145
ITOCHU Corp.	438,900	10,594,129
Lasertec Corp.	36,600	3,681,298
Open House Group Co. Ltd.	153,900	5,199,268
Pan Pacific International Holdings Corp.	406,100	7,163,926
Taiyo Yuden Co. Ltd.	216,700	5,592,504
Tokyo Electron Ltd.	28,700	7,071,533

		50,303,051

Norway - 5.9%
DNB Bank ASA	478,142	7,587,183
Equinor ASA	350,890	11,571,901

		19,159,084

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 1.3%
Samsung Electronics Co. Ltd.	113,426	$ 4,164,917

Singapore - 2.9%
DBS Group Holdings Ltd.	409,900	9,482,364

Sweden - 2.9%
Epiroc AB, Class A	106,102	1,517,841
Epiroc AB, Class B	466,996	5,888,659
Thule Group AB (A) (B)	98,691	1,964,977

		9,371,477

Switzerland - 6.5%
Lonza Group AG	13,885	6,760,481
Roche Holding AG	29,825	9,709,009
Swiss Life Holding AG	10,045	4,437,994

		20,907,484

Taiwan - 3.5%
E Ink Holdings, Inc.	697,000	4,601,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,588	6,827,753

		11,429,302

United Kingdom - 14.3%
Ashtead Group PLC	94,614	4,249,095
Beazley PLC	547,292	3,411,602
British American Tobacco PLC	219,579	7,873,561
Compass Group PLC	302,043	6,014,403
Diageo PLC	200,880	8,455,741
Legal & General Group PLC	3,277,784	7,824,007
Rio Tinto PLC, ADR (B)	149,543	8,233,838

		46,062,247

Total Common Stocks (Cost $346,365,252)		308,531,892

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (D)	3,450,766	3,450,766

Total Other Investment Company (Cost $3,450,766)		3,450,766

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.10% (D), dated 09/30/2022, to be repurchased at $3,206,245 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $3,270,079.	$ 3,205,951	3,205,951

Total Repurchase Agreement (Cost $3,205,951)		3,205,951

Total Investments (Cost $353,021,969)		315,188,609
Net Other Assets (Liabilities) - 2.2%		7,046,665

Net Assets - 100.0%		$ 322,235,274

Transamerica Series Trust	Page 1

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.5%	$33,166,416
Pharmaceuticals	9.7	30,567,835
Oil, Gas & Consumable Fuels	9.3	29,169,178
Semiconductors & Semiconductor Equipment	5.6	17,580,584
Metals & Mining	5.5	17,392,478
Insurance	5.0	15,673,603
Life Sciences Tools & Services	4.7	14,959,274
Machinery	4.3	13,691,493
Beverages	3.9	12,259,220
Textiles, Apparel & Luxury Goods	3.6	11,321,286
Construction & Engineering	3.4	10,633,993
Trading Companies & Distributors	3.4	10,594,129
Electronic Equipment, Instruments & Components	3.2	10,194,053
Hotels, Restaurants & Leisure	3.1	9,905,172
Household Durables	2.7	8,505,413
Tobacco	2.5	7,873,561
Software	2.3	7,190,391
Multiline Retail	2.3	7,163,926
Automobiles	2.2	6,920,084
IT Services	2.1	6,501,296
Building Products	2.0	6,260,286
Containers & Packaging	1.7	5,475,286
Electric Utilities	1.6	5,153,946
Commercial Services & Supplies	1.4	4,249,095
Technology Hardware, Storage & Peripherals	1.3	4,164,917
Leisure Products	0.6	1,964,977

Investments	97.9	308,531,892
Short-Term Investments	2.1	6,656,717

Total Investments	100.0%	$315,188,609

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$30,450,775	$278,081,117	$—	$308,531,892
Other Investment Company	3,450,766	—	—	3,450,766
Repurchase Agreement	—	3,205,951	—	3,205,951

Total Investments	$33,901,541	$281,287,068	$—	$315,188,609

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $6,508,588, representing 2.0% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,019,009, collateralized by cash collateral of $3,450,766 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,043,952. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4